Other Information	12 Months Ended
Dec. 31, 2012
Other Information [Abstract]
OTHER INFORMATION

NOTE 21 — OTHER INFORMATION

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Interest	$52.5	$39.9	$2.7	$27.2
Income taxes (net of refunds)	$7.7	$3.6	$0.3	$14.5

Cash payments for interest in the year ended December 31, 2011 by the Successor were $39.9 million, which included $3.9 million of interest on the Senior PIK Notes that accrued from December 15, 2010, the last date that interest was paid through issuance of new Senior PIK Notes.

Holdings retains its bank accounts with a relatively small number of high quality financial institutions. Substantially all of the cash and cash equivalents, including foreign cash balances at December 31, 2012 and 2011, were uninsured. Non-U.S. cash balances at December 31, 2012 and 2011 were $12.4 million and $12.1 million, respectively.

At December 31, 2012 and 2011, there were 1,002 and 1,001, respectively, ordinary shares of Holdings authorized, issued and outstanding.